Although a registration statement covering the securities described herein has been filed with the Securities and Exchange Commission and is currently effective, the securities described herein currently are not available for sale and will not be available for sale until after the Securities and Exchange Commission issues an exemptive order relating to such securities. This Prospectus is subject to completion and shall not constitute an offer to sell or the solicitation of an offer to buy securities, nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to issuance by the Securities and Exchange Commission of said exemptive order.

iShares(R)
iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "funds." Each fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond index compiled by Lehman Brothers. Barclays Global Fund Advisors is the advisor to each fund. This prospectus relates to the following funds (each a "Fund" and collectively the "Funds"):


                    iShares 1-3 Year Treasury Index Fund

                    iShares 7-10 Year Treasury Index Fund

                    iShares 20+ Year Treasury Index Fund

                    iShares Treasury Index Fund

                    iShares Government/Credit Bond Index Fund

iShares Trust is a registered investment company. The shares of iShares Trust, called "iShares", are listed and traded on national securities exchanges (each a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks generally of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      Prospectus dated September 17, 2001
                           (as revised May 21, 2002)


         -----------------------------------------------------------------
           An investment in a Fund is not bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
         -----------------------------------------------------------------

Table of Contents

Details on Investing                                       Overview .........................................................
     in iShares

                                                           Introduction .....................................................
                                                           Investment Objective .............................................
                                                           Principal Investment Strategies ..................................
                                                           Replication ......................................................
                                                           Representative Sampling ..........................................
                                                           Correlation ......................................................
                                                           Industry Concentration Policy ....................................
Details on the Risks of                                    Principal Risk Factors Common to All Funds .......................
  Investing in iShares
                                                           Market Risk ......................................................
                                                           Asset Class Risk .................................................
                                                           Passive Investments ..............................................
                                                           Tracking Error Risk ..............................................
                                                           Lack of Governmental Insurance or Guarantee ......................
                                                           Concentration ....................................................
                                                           Derivatives ......................................................
                                                           Market Trading Risks .............................................
                                                                Absence of Prior Active Market ..............................
                                                                Lack of Market Liquidity ....................................
                                                                iShares May Trade at Prices Other than NAV ..................

Details on Each                                            Description of iShares Fixed Income
  iShares Fund                                                   Index Funds ................................................



                                               iShares 1-3 Year Treasury Index Fund

                                               iShares 7-10 Year Treasury Index Fund

                                               iShares 20+ Year Treasury Index Fund

                                               iShares Treasury Index Fund

                                               iShares Government/Credit Bond Index Fund


Details on Management                                      Management .......................................................
   and Operations

                                                           Investment Advisor ...............................................
                                                           Administrator, Custodian, Transfer Agent and Securities
                                                                 Lending Agent ..............................................

Details on Buying and                                      Shareholder Information .............................................
   Selling iShares.

                                                           Buying and Selling iShares ..........................................
                                                           Book Entry ..........................................................
                                                           iShare Prices .......................................................
                                                           Determining NAV .....................................................
                                                           Dividends and Distributions .........................................
                                                           Taxes ...............................................................
                                                           Taxes on Distributions ..............................................
                                                           Taxes when iShares are Sold on the AMEX .............................
                                                           Creations and Redemptions ...........................................
                                                           iShares Index Funds Transaction Fees ................................

                                                           Distribution.........................................................

                                                           Index Provider ......................................................

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each Fund, in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index").

     Lehman Brothers is a leading global financial firm, serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with Lehman Brothers.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular bond, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor bond selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in the bonds of its Underlying Index. A Fund may hold up to 10% of its total assets in securities not included in its Underlying Index. For example, BGFA may invest in bonds not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

BGFA uses two basic indexing strategies Replication and Representative Sampling as described below. The Description of iShares Funds sections indicates the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the bonds in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of bonds in the Underlying Index, which have a similar investment profile as the Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the bonds that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

No Fund will concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's net asset value ("NAV"), trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from net asset value.

Asset Class Risk

The returns from the types of bonds in which a Fund invests may underperform returns from the various general bond markets or different asset classes. Different types of bond tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's bonds and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

     Although the iShares described in this Prospectus are listed for trading on a Listing Exchange, such as the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), or Chicago Board Options Exchange ("CBOE"), there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

     Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

     iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

     Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the bond included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select bonds or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry or group of industries, that Fund may be adversely affected by the performance of those bonds and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Description of iShares Funds



.. iShares 1-3 Year Treasury Index Fund

.. iShares 7-10 Year Treasury Index Fund

.. iShares 20+ Year Treasury Index Fund

.. iShares Treasury Index Fund

.. iShares Government/Credit Bond Index Fund


Lehman Brothers, Lehman Brothers 1-3 Year Treasury Index, Lehman Brothers 7-10 Year Treasury Index, Lehman Brothers 20+ Year Treasury Index, Lehman Brothers Treasury Index and Lehman Brothers Government/Credit Bond Index are trademarks of Lehman Brothers. The Funds that are based on the Lehman Brothers indices are not sponsored, endorsed, sold or promoted by Lehman Brothers, and Lehman Brothers makes no representations regarding the advisability of investing in iShares.

iShares 1-3 Year Treasury
Index Fund
Cusip: _____________
[Listing Exchange] Trading Symbol: ______________
Underlying Index: Lehman Brothers 1-3 Year Treasury Index
____________________________________________________________

Investment Objective

The iShares 1-3 Year Treasury Index Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers 1-3 Year Treasury Index (the "Index").

Principal Investment Strategy

The Lehman Brothers 1-3 Year Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 3 years. As of March 31, 2002, there were 32 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Lehman Brothers 1-3 Year Treasury Index is market capitalization weighted and includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 1 and 3 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

Portfolio holdings (updated daily) can be found at www.ishares.com.  Monthly
                                                   ---------------
fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-ishares.

Principal Risks Specific to the Fund

.. The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

.. Prices of bonds may fall in response to economic events or trends.

.. The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

.. An issuer may have the right to call or redeem a bond before maturity, in which case proceeds may have to be invested at a lower rate of interest.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses


Most investors will buy and sell shares of the Fund through brokers. iShares are traded on a Listing Exchange.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the Creation Transaction Fees
          and Redemption Transaction Fees discussion below)                                           None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                                             ___%
          Distribution and Service (12b-1) Fees                                                       None
          Other Expenses***                                                                           None
     -----------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                                             ___%
     -----------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      **  Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                   1 Year    3 Years

                                    $___       $___

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of generally [50,000 shares] or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of ____________ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of ________, 2002 was $_______. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $____________ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

________
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares 7-10 Year Treasury
Index Fund

Cusip: _____________
[Listing Exchange] Trading Symbol: ______________
Underlying Index: Lehman Brothers 7-10 Year Treasury Index
--------------------------------------------------------------

Investment Objective

The iShares 7-10 Year Treasury Index Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 7-10 Year Treasury Index (the "Index").

Principal Investment Strategy

The Lehman Brothers 7-10 Year Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 7 and 10 years. As of March 31, 2002, there were 14 issues included in the Index.
The Fund uses a Representative Sampling strategy to try to track the Index.

The Lehman Brothers 7-10 Year Treasury Index is market capitalization weighted and includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

Portfolio holdings (updated daily) can be found at www.ishares.com.  Monthly
                                                   ---------------
fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-ishares.

Principal Risks Specific to the Fund

..    The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

..    Prices of bonds may fall in response to economic events or trends.

..    The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

..    An issuer may have the right to call or redeem a bond before maturity, in which case proceeds may have to be invested at a lower rate of interest.


Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on a Listing Exchange.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the Creation Transaction Fees
          and Redemption Transaction Fees discussion below)                                       None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                                         ___%
          Distribution and Service (12b-1) Fees                                                   None
          Other Expenses***                                                                       None
     -------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                                         ___%
     -------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      **  Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                   1 Year     3 Years

                                    $___       $___

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of ________, 2002 was $_______. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $____ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

_________
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares 20+ Year Treasury
Index Fund

Cusip: _____________
[Listing Exchange] Trading Symbol: ______________
Underlying Index: Lehman Brothers 20+ Year Treasury Index
------------------------------------------------------------

Investment Objective

The iShares 20+ Year Treasury Index Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 20+ Year Treasury Index (the "Index").

Principal Investment Strategy

The Lehman Brothers 20+ Year Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than 20 years. As of March 31, 2002, there were 19 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Lehman Brothers 20+ Year Treasury Index is market capitalization weighted and includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

Portfolio holdings (updated daily) can be found at www.ishares.com.  Monthly
                                                   ---------------
fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-ishares.

Principal Risks Specific to the Fund

..    The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

..    Prices of bonds may fall in response to economic events or trends.

..    The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

..    An issuer may have the right to call or redeem a bond before maturity, in which case proceeds may have to be invested at a lower rate of interest.


Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on a Listing Exchange.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the Creation Transaction Fees
          and Redemption Transaction Fees discussion below)                                     None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                                       ___%
          Distribution and Service (12b-1) Fees                                                 None
          Other Expenses***                                                                     None
     -----------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                                       ___%
     -----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      **  Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                        1 Year    3 Years

                                         $___      $___

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of ________, 2002 was $_______. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $____ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $__________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

_______
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Treasury Index Fund

Cusip: _____________
[Listing Exchange] Trading Symbol: ______________
Underlying Index: Lehman Brothers Treasury Index
------------------------------------------------------

Investment Objective

The iShares Treasury Index Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the United States Treasury market as defined by the Lehman Brothers Treasury Index (the "Index").

Principal Investment Strategy

The Lehman Brothers Treasury Index measures the performance of all of the public obligations of the U.S. Treasury. As of March 31, 2002, there were 112 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Lehman Brothers Treasury Index is market capitalization weighted and includes all publicly issued, U.S. Treasury securities that have more than 1 year remaining to maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

Portfolio holdings (updated daily) can be found at www.ishares.com.  Monthly
                                                   ---------------
fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-ishares.

Principal Risks Specific to the Fund

..    The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

..    Prices of bonds may fall in response to economic events or trends.

..    The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

..    An issuer may have the right to call or redeem a bond before maturity, in which case proceeds may have to be invested at a lower rate of interest.


Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on a Listing Exchange.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

     Shareholder Fees
          (fees paid directly from your investment, but see the Creation Transaction Fees
          and Redemption Transaction Fees discussion below)                                        None

     Annual Fund Operating Expenses
          (expenses that are deducted from the Fund's assets)**
          Management Fees                                                                          ___%
          Distribution and Service (12b-1) Fees                                                    None
          Other Expenses***                                                                        None
     --------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                                          ___%
     --------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      **  Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.


Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                   1 Year      3 Years

                                    $___        $___

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $____ is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _______, 2002 was $_______. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $____ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

________
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Government/Credit
Bond Index Fund

Cusip: _____________
[Listing Exchange] Trading Symbol: ______________
Underlying Index: Lehman Brothers Government/Credit Bond Index
--------------------------------------------------------------

Investment Objective

The iShares Government/Credit Bond Index Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the United States market for all investment grade corporate and government bonds, as defined by the Lehman Brothers Government/Credit Bond Index (the "Index").

Principal Investment Strategy

The Lehman Government/Credit Bond Index measures the performance of the government and corporate fixed income issues of the U.S. investment grade bond market. As of March 31, 2002, there were 4,908 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Lehman Government/Credit Bond Index is market capitalization weighted and includes all government and corporate fixed income securities that have more than 1 year remaining to maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

Portfolio holdings (updated daily) can be found at www.ishares.com.  Monthly
                                                   ---------------
fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-ishares.

Principal Risks Specific to the Fund

..    The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

..    Prices of bonds may fall in response to economic events or trends.

..    The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

..    An issuer may have the right to call or redeem a bond before maturity, in which case proceeds may have to be invested at a lower rate of interest.

..    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on a Listing Exchange.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
     (fees paid directly from your investment, but see
     the Creation Transaction Fees and Redemption
     Transaction Fees discussion below)                                None

Annual Fund Operating Expenses
     (expenses that are deducted from the Fund's assets)**
     Management Fees                                                    ___%
     Distribution and Service (12b-1) Fees                             None
     Other Expenses***                                                 None
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    ___%
---------------------------------------------------------------------------

      * You will incur customary brokerage commissions when buying or selling shares of the Fund.

     **  Expressed as a percentage of average net assets.

    *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                         1 Year            3 Years

                           $___               $___

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $450 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of _______, 2002 was $________. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $450 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                                          Management Fee
------------------                                                          --------------
                                                                                 __%
                    iShares 1-3 Year Treasury Index Fund                         __%

                    iShares 7-10 Year Treasury Index Fund                        __%

                    iShares 20+ Year Treasury Index Fund                         __%

                    iShares Treasury Index Fund                                  __%

                    iShares Government/Credit Bond Index Fund                    __%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of _______, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $___ billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling iShares

iShares trade on exchanges during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. The Funds may invest in shares of money market funds affiliated with BGFA.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of each Fund will be disseminated every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the AMEX is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..    Each Fund makes distributions, and
..    You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least monthly or quarterly by each Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units generally [50,000] iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Company, the Funds' distributor, and deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally [50,000] iShares.

Similarly, iShares can only be redeemed in a specified number Creation Units generally [50,000] iShares, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC Participant and have the ability to clear through the Fed System. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

iShares Index Funds Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions for all Funds made for cash (when cash creations and redemptions are available or specified) will be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of ________________, 2002, the approximate cost of one Creation Unit per Fund, including the creation transaction fee.


                                                     Approximate      Standard       Maximum
                                                      Value of a      Creation/      Creation/
                                                    Creation Unit    Redemption     Redemption
Name of Fund                                             as of       Transaction    Transaction
------------                                                ,2002        Fee            Fee
                                                    -------------    -----------    -----------
iShares 1-3 Year Treasury Index Fund                  $________        $________    $__________

iShares 7-10 Year Treasury Index Fund                 $________        $________    $__________

iShares 20+ Year Treasury Index Fund                  $________        $________    $__________

iShares Treasury Index Fund                           $________        $________    $__________

iShares Government/Credit Bond Index Fund             $________        $________    $__________

Possible Claim

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of three involving related issues.
The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

Distribution

SEI Investments Distribution Company serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Index Provider

Lehman Brothers, an innovator in global finance, serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The Firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Lehman Brothers ("LB"). LB makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares, particularly or the ability of the LB Indices to track general market performance. The LB Indices on which the Funds are based are determined, composed and calculated by LB without regard to BGI, BGFA or the Funds. LB has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the LB Indices. LB is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. LB has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although LB obtains information for inclusion or use in the calculation of the LB Indices from sources that LB considers reliable, LB does not guarantee the accuracy and/or the completeness of the LB Indices or any data included therein. LB shall have no liability for any errors, omissions, or interruptions therein. LB makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the LB Indices or any data included therein. LB makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the LB Indices or any data included therein. Without limiting any of the foregoing, in no event shall LB have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the LB Indices or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track market performance. The Underlying Indices identified herein are determined, composed and calculated by LB without regard to the iShares of any Fund. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The Listing Exchange has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of the Underlying Indices or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Copies of the Prospectus can be found on our web site at www.iShares.com. For
                                                         ---------------
more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

     Call:     1-800-iShares
               Monday through Friday
               8:00 a.m. to 8:00 p.m. (Eastern time)

     Write:    iShares Trust
               c/o SEI Investments Distribution Company
               1 Freedom Valley Drive
               Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729